SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of period	¥ 453,717	¥ 355
Disposal of subsidiaries	(397,497)
Additions/(reversal) for the year	(706)	453,689
Foreign currency translation difference	8,703	(327)
Balance at the end of period	¥ 64,217	¥ 453,717